Related party balances and transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party balances and transactions

Note 13 – Related party balances and transactions

Related party balances

Other receivable – related party

Name of Related Party	Relationship	Nature	As of June 30, 2026	As of December 31, 2025
			(Unaudited)
Alex Lai Kum Weng	Director of CKHP	Employee advance	$8,570	$8,625

Other payables – related parties

Name of Related Party	Relationship	Nature	As of June 30, 2026	As of December 31, 2025
			(Unaudited)
Kent Ridge Health Pte Ltd	Shareholders of this entity are also the shareholders of the Company	Operating expense paid on behalf of the Company	395,779	395,779
Meng Dong (James) Tan	Shareholder of the Company	Operating expense paid on behalf of the Company	2,181	2,181
Chong Yew Yen	Director of CKHP (resigned on July 31, 2024) and shareholder of the Company	Operating expense paid on behalf of the Company	230	230
8i Enterprises Pte Ltd (“8iEPL”) (1)	Meng Dong (James) Tan who is the shareholder of this entity is also a shareholder of the Company	Advisory services fee payable	360,000	315,000
8i Digital services Pte Ltd (“8i Digital”)	Meng Dong (James) Tan who is a shareholders of this entity is also a shareholder of the Company	Advisory services fee payable	21,948	21,948
Vivian Tay	Interim Chief Financial Officer of the Company	Operating expense paid on behalf of the Company	-	2,849
Alfred Lim	Chief Executive Officer, an executive director and shareholder of the Company	Operating expense paid on behalf of the Company	97,441	52,114
Total			$877,579	$790,101

(1)	A balance of $135,000 was converted into the Company’s ordinary shares in March 2024. See Note 14. On March 16, 2024, the Company entered into a consultancy agreement (the “Consultancy Agreement”) with 8i Enterprises Pte Ltd (“8iEPL”) for a term of 12 months to engage 8iEPL’s services in connection with merger and acquisition advisory services, including advisory for acquisition of Fortress Cove and its subsidiaries which is 40% owned by Meng Dong (James) Tan before the acquisition. As of June 30, 2026 and December 31, 2025, the Company had accrued $360,000 and $315,000 advisory service fee pertaining to this Consultancy Agreement, respectively.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Short term loans – related parties

See Note 10 for details.

Convertible notes – related parties

See Note 10 for details.

Related party transaction

Consulting agreements with 8iEPL

On March 16, 2024, the Company entered into a consultancy agreement (the “Consultancy Agreement”) with 8iEPL for a term of 12 months to engage 8iEPL’s services in connection with merger and acquisition advisory services. The Consultancy Agreement had been renewed for an additional 12 months term in March 2025. As of June 30, 2026 and December 31, 2025, the Company had accrued $360,000 and $315,000, respectively, in advisory service fees related to this Consultancy Agreement.

Revenue - related parties

For the six months ended June 30, 2026, the Company generated revenue from stem cell treatment services provided to related parties, including Eric Lew, the Company’s Chairman, and Alfred Lim, the Company’s Chief Executive Officer, in the amounts of $26,550 and $NIL, respectively. No revenue  from related parties was recognized for the six months ended June 30, 2025.